Consolidated Statements of Stockholder's Equity (Deficit) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Shares To Be Issued	Accumulated Deficit during the exploration stage	Deferred Compensation	Accumulated Other Comprehensive Income / (Loss)	Total
Balance, Amount at Dec. 31, 2004			$ 6,013,753		$ (6,088,963)			$ (75,210)
Balance, Shares at Dec. 31, 2004		1
Shares issued for services, Shares		17
Shares issued for Services, Amount			8,030					8,030
Shares issued to settle debt, Shares		76
Shares issued to settle debt, Amount			67,759					67,759
Shares sold for cash, Shares		200
Shares sold for cash, Amount			10,000					10,000
Net loss for the period					(420,703)			(420,703)
Balance, Amount at Dec. 31, 2005			6,099,542		(6,509,666)			(410,124)
Balance, Shares at Dec. 31, 2005		294
Shares issued for services, Shares		17
Shares issued for Services, Amount			8,975					8,975
Shares issued to settle debt, Shares		7
Shares issued to settle debt, Amount			18,500					18,500
Net loss for the period					(528,446)			(528,446)
Balance, Amount at Dec. 31, 2006			6,127,017		(7,038,112)			(911,095)
Balance, Shares at Dec. 31, 2006		318
Shares issued to settle debt, Shares		1,504
Shares issued to settle debt, Amount			485,805					485,805
Net loss for the period					(16,508)			(16,508)
Balance, Amount at Dec. 31, 2007			6,612,822		(7,054,620)			(441,798)
Balance, Shares at Dec. 31, 2007		1,822
Shares issued to settle debt, Shares		808,435
Shares issued to settle debt, Amount		9	332,867					332,876
Shares sold for cash, Shares		11,200
Shares sold for cash, Amount			154,000					154,000
Foreign exchange translation							(72)	(72)
Shares issued for acquisition, Shares		120,000
Shares issued for acquisition, Amount		1	2,999					3,000
Net loss for the period					(57,829)			(57,829)
Balance, Amount at Dec. 31, 2008		10	7,102,688		(7,112,449)		(72)	(9,823)
Balance, Shares at Dec. 31, 2008		941,457
Shares sold for cash, Shares		4,400
Shares sold for cash, Amount			30,500					30,500
Foreign exchange translation							72	72
Net loss for the period					(202,692)			(202,692)
Balance, Amount at Dec. 31, 2009		10	7,133,188		(7,315,141)			(181,943)
Balance, Shares at Dec. 31, 2009		945,857
Shares sold for cash, Shares		6,080
Shares sold for cash, Amount			38,000	60,000				98,000
Foreign exchange translation							(6,024)	(6,024)
Shares issued for acquisition, Shares		100,000
Shares issued for acquisition, Amount		1	2,149,999					2,150,000
Net loss for the period					(2,865,147)			(2,865,147)
Balance, Amount at Dec. 31, 2010		11	9,321,187	60,000	(10,180,288)		(6,024)	(805,114)
Balance, Shares at Dec. 31, 2010		1,051,937
Foreign exchange translation							248	248
Shares issued for acquisition, Amount
Shares cancelled, Shares		(100,000)
Shares cancelled, Amount		(1)	1
Net loss for the period					(189,741)			(189,741)
Balance, Amount at Dec. 31, 2011		10	9,321,188	60,000	(10,370,029)		(5,776)	(994,607)
Balance, Shares at Dec. 31, 2011		951,937						951,937
Shares issued to settle debt, Shares	50,000	200,000
Shares issued to settle debt, Amount	50	2	521,948					522,000
Shares issued for acquisition, Amount
Shares cancelled, Shares	(50,000)
Shares cancelled, Amount	(50)		(434,950)					(435,000)
Net loss for the period					(464,429)			(464,429)
Balance, Amount at Dec. 31, 2012		12	9,408,186	60,000	(10,834,458)		(5,776)	(1,372,036)
Balance, Shares at Dec. 31, 2012		1,151,937						1,151,937
Shares issued for services, Shares		2,421,000
Shares issued for Services, Amount		24	774,346			(566,488)		207,882
Shares issued to settle debt, Shares		20,000,000
Shares issued to settle debt, Amount		200	19,800					20,000
Shares issued to acquire technology license, Shares		20,300,000
Shares issued to acquire technology license, Amount		203	20,097					20,300
Adjustment for reverse stock split		210
Shares issued for acquisition, Shares		2,400,000
Shares issued for acquisition, Amount		24	599,976					600,000
Share purchase warrants issued to acquire Aeronetworks LLC			699,750					699,750
Share purchase warrants issued for services			44,884					44,884
Gain on extinguishment of related party debt			2,387,957					2,387,957
Net loss for the period					(10,619,869)			(10,619,869)
Balance, Amount at Jun. 30, 2013		$ 463	$ 13,954,997	$ 60,000	$ (21,454,327)	$ (566,488)	$ (5,776)	$ (8,011,131)
Balance, Shares at Jun. 30, 2013		46,273,147						46,273,147